TAXES ON INCOME (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
IncomeTaxLineItems [Line Items]
Effective tax rate		26.50%	26.50%	25.00%
Net operating loss carry forward		$ 62,355
Capital loss carryforwards		3,400
Deferred tax assets resulting from net operating loss and capital loss carryforwards		16,803
Deferred tax assets:
Net operating loss carry forward		16,439	$ 16,389
Allowance and reserve		364	346
Total deferred tax assets before valuation allowance		16,803	16,735
Valuation allowance		$ (16,803)	$ (16,735)
Net deferred tax assets
Unrecognized tax benefits
Subsequent Event [Member]
IncomeTaxLineItems [Line Items]
Effective tax rate	25.00%